Investment in A Limited Partnership (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Nov. 05, 2020
Investment Company, Financial Highlights [Abstract]
Investment amount		$ 1,217,039
Partnership interest percentage		28.00%
Investment loss	$ 25,622